Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 32,064	$ 11,129	$ 26,529
Accounts receivable	1	904	254
Inventory	9,649	8,238	5,557
Deposits on purchased inventory	5,021	2,798	2,319
Deferred cost of revenue	4,303	4,712
Prepaid expenses and other current assets	1,290	626	277
Total current assets	52,328	28,407	34,936
Property and equipment, net	5,296	2,931	1,786
Restricted cash	553	1,053	453
Intangible assets, net	139	264	431
Deferred offering costs		1,419	0
Other assets	61	31	59
TOTAL ASSETS	58,377	34,105	37,665
Current liabilities:
Notes payable		240	240
Accounts payable	1,625	6,134	2,346
Accrued liabilities	5,014	4,436	4,048
Customer deposits	11,412	6,100	2,853
Deferred revenue, current portion	5,249	7,361	425
Long-term debt, current portion		5,493
Total current liabilities	23,300	29,764	9,912
Deferred revenue, net of current portion	374		128
Long-term debt, net of current portion	27,543	9,149	14,384
Convertible preferred stock warrant liability	93	138	158
Other long-term liabilities	650	567	196
TOTAL LIABILITIES	$ 51,867	$ 39,618	$ 24,778
Commitments and contingencies
Convertible preferred stock		$ 145,110	$ 130,037
Stockholders' deficit:
Common stock	$ 372	9	9
Additional paid-in capital	189,073	1,414	1,096
Accumulated deficit	(182,935)	(152,046)	(118,255)
TOTAL STOCKHOLDERS' DEFICIT	6,510	(150,623)	(117,150)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 58,377	$ 34,105	$ 37,665